Direct Financing and Sales-Type Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)
Direct Financing and Sales Type Leases [Line Items]
Net investment in direct financing and sales-type leases			$ 2,903	$ 88,171
Carrying Value of Net Investment in Consolidated Subsidiary	$ 182,624	$ 237,234
Income earned from direct financing and sales-type leases	13,417	18,558	$ 25,291
TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 103,571	$ 133,991
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases | Property	111,059	135,221